UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        Liberty Mutual Insurance Company
Address:     175 Berkeley Street
             Boston, Massachusetts  02117

Form 13F File Number:  28-33

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth J. Kozanda
Title:    Attorney in Fact
Phone:    (312) 368-7851

Signature, Place, and Date of Signing:
   /s/ Kenneth J. Kozanda    Chicago, Illinois  August 12, 1999

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   226
Form 13F Information Table Value Total:   $767,874
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                NONE

FORM 13F INFORMATION TABLE
Column 1                           Column 2       Column 3     Column 4     Column 5    Colummn 6  Column 7  Column 8
Name of Issuer                     Title          CUSIP        Fair Market  Shares or   Investment  Other    Voting Authority
                                   of Class       Number          Value     Principal   Discretion Managers (a)       (b)    (c)
                                                                  (+000)      Amount                         Sole     Shared None
AT&T CORP                          Common         001957109             167       3,000    Sole                 3,000
A C NIELSEN CORP.                  Common         004833109           2,475      81,811    Sole                81,811
ABBOT LABS                         Common         002824100             200       4,400    Sole                 4,400
ADAPTEC INC                        Common         00651F108              67       1,900    Sole                 1,900
AEGON NV                           Amer Reg Sh    007924202           1,982      26,808  Defined               26,808
AIR PRODS & CHEMS INC              Common         009158106          28,052     696,946    Sole               696,946
ALCOA INC                          Common         013817101             416       6,722    Sole                 6,722
ALLERGAN INC                       Common         018490102             117       1,050    Sole                 1,050
ALLSTATE CORP.                     Common         020002101              90       2,500    Sole                 2,500
ALLTEL CORP                        Common         020039103             250       3,500    Sole                 3,500
AMERICAN HOME PRODS                Common         026609107             367       6,400    Sole                 6,400
AMGEN INC                          Common         031162100             183       3,000    Sole                 3,000
ANADARKO PETE CORP.                Common         032511107             184       5,000    Sole                 5,000
ARCHER DANIELS MIDLAND CO          Common         039483102              30       1,937    Sole                 1,937
ASTRAZENECA                        Spn ADR        046353108              57       1,463    Sole                 1,463
ATLANTIC RICHFIELD CO              Common         048825103           1,554      18,600    Sole                18,600
AUTOMATIC DATA PROCESSING INC      Common         053015103          23,730     539,324    Sole               539,324
BANCO SANTANDER CEN                Spn ADR        05964H105           1,178     111,500  Defined              111,500
BANK OF AMERICA CORP               Common         060505104             238       3,253    Sole                 3,253
BANK ONE CORPORATION               Common         06423A103             147       2,460    Sole                 2,460
BAXTER INTL INC                    Common         071813109             218       3,600    Sole                 3,600
BELLSOUTH CORP                     Common         079860102             277       6,000    Sole                 6,000
BOEING CO                          Common         097023105              35         800    Sole                   800
BRISTOL-MYERS SQUIBB CO.           Common         110122108             775      11,000    Sole                11,000
BRITISH TELECOM                    Spn ADR        111021408           1,516       8,850  Defined                8,850
BURLINGTON NORTHERN SANTA FE       Common         12189T104             253       8,150    Sole                 8,150
CABOT CORP                         Common         127055101             181       7,500    Sole                 7,500
CARNIVAL CORP                      Class A        143658102             267       5,500    Sole                 5,500
CASE CORP                          Common         14743R103              48       1,000    Sole                 1,000
CATERPILLAR INC CO                 Common         149123101              60       1,000    Sole                 1,000
CBS                                Common         12490K107             196       4,500    Sole                 4,500
CEMIG CIA ENERG MG                 Spn ADR        204409601              96       4,600  Defined                4,600
CENTURYTEL, INC                    Common         156700106             573      14,400    Sole                14,400
CHASE MANHATTAN CORP               Common         16161A108             631       7,300    Sole                 7,300
CHEVRON CORPORATION                Common         166751107             221       2,325    Sole                 2,325
CHILECTRA S A                      Spn ADR        168884104              93       4,400  Defined                4,400
CIA TELECOM CHILE                  Spn ADR        204449300              64      10,400  Defined               10,400
CINTAS CORP.                       Common         172908105             202       3,000    Sole                 3,000
CISCO SYS INC                      Common         17275R102             772      12,000    Sole                12,000
CITIGROUP INC.                     Common         172967101             321       6,750    Sole                 6,750
CLEAR CHANNEL COMMUNICATIONS       Common         184502102             138       2,000    Sole                 2,000
COLUMBIA/HCA HEALTHCARE CORP       Common         197677107              30       1,300    Sole                 1,300
COMCAST CORP                       Common         200300200             154       4,000    Sole                 4,000
COMPUTER ASSOC INTL INC            Common         204912109              38         700    Sole                   700
COMPUTER SCIENCES CORP             Common         205363104             138       2,000    Sole                 2,000
CONAGRA INC                        Common         205887102             170       6,400    Sole                 6,400
COOPER TIRE & RUBR CO              Common         216831107              40       1,700    Sole                 1,700
COUNTRYWIDE CR INDS  INC           Common         222372104             274       6,400    Sole                 6,400
CRESTLINE CAPITAL CORP.            Common         226153104              38       2,246    Sole                 2,246
DARDEN RESTAURANTS INC.            Common         237194105          10,775     494,001    Sole               494,001
DELUXE CORP                        Common         248019101           5,529     142,467    Sole               142,467
DEVRY INC.                         Common         251893103             291      13,000    Sole                13,000
DIAMOND OFFSHORE DRILLING INC      Common         25271C102              96       3,400    Sole                 3,400
DONALDSON  INC                     Common         257651109             196       8,000    Sole                 8,000
DORCHESTER HUGOTON                 Common         258205202             114      10,000  Defined                             10,000
DOVER CORP                         Common         260003108              39       1,100    Sole                 1,100
DU PONT E I DE NEMOURS & CO        Common         263534109             123       1,800    Sole                 1,800
DUKE ENERGY CORP                   Common         264399106             196       3,595    Sole                 3,595
DUN & BRADSTREET CORP.             Common         26483B106           8,697     245,433    Sole               245,433
EL PASO ELEC CO                    Common         283677854             254      28,404    Sole                28,404
EL PASO ENERGY CORP                Common         283905107             113       3,200    Sole                 3,200
ELECTRONIC DATA SYS                Common         285661104              51         900    Sole                   900
EMC CORP                           Common         268648102             440       8,000    Sole                 8,000
EMERSON ELECTRIC CO                Common         291011104           1,915      30,428    Sole                30,428
ENDESA S A                         Spn ADR        29258N107           1,245      58,571  Defined               58,571
ENRON CORP                         Common         293561106             155       1,900    Sole                 1,900
ENTERGY CORP                       Common         29364G103              50       1,600    Sole                 1,600
EQUANT NV                          NY Reg Sh      294409107             964      10,200  Defined               10,200
ERICSSON LM                        Spn ADR        294821400           1,015      30,816  Defined               30,816
ESAT TELECOM GROUP PLC             Spn ADR        26883Y102             359       8,171    Sole                 8,171
EXXON CORP                         Common         302290101           3,777      48,976    Sole                48,976
FEDERAL NATL MTG ASSN              Common         313586109              48         700    Sole                   700
FELCOR LODGING TR INC              Common         31430F101              71       3,400    Sole                 3,400
FIFTH THIRD BANCORP.               Common         316773100             200       3,000    Sole                 3,000
FIRST AMER CORP TENN               Common         318900107             179       4,300    Sole                 4,300
FIRST DATA CORP.                   Common         319963104              64       1,300    Sole                 1,300
FIRST UN CORP                      Common         337358105             132       2,800    Sole                 2,800
FISERV INCORP                      Common         337738108             211       6,750    Sole                 6,750
FLEET FINANCIAL GROUP INC.         Common         338915101             182       4,100    Sole                 4,100
FOMENTO ECONOMICO MEX              Spn ADR        344419106             108       2,700  Defined                2,700
FORD MTR CO                        Common         345370100             181       3,200    Sole                 3,200
FORTUNE BRANDS INC                 Common         349631101             153       3,700    Sole                 3,700
GANNETT CO INC                     Common         364730101          10,090     141,370    Sole               141,370
GC COS INC                         Common         36155Q109              72       2,000    Sole                 2,000
GENERAL ELEC CO                    Common         369604103          94,607     837,232    Sole               837,232
GENERAL MILLS INC                  Common         370334104          38,508     479,101    Sole               479,101
GOLDMAN SACHS GROUP                Common         38141G104             130       1,800    Sole                 1,800
GOODYEAR TIRE & RUBR CO            Common         382550101             118       2,000    Sole                 2,000
GPU INC                            Common         36225X100             211       5,000    Sole                 5,000
GRAINGER W W INC                   Common         384802104          11,599     215,544    Sole               215,544
GREAT LAKES CHEM CORP              Common         390568103              40         875    Sole                   875
GRUPO TELEVISA SA                  Spn GDR        40049J206             125       2,800  Defined                2,800
GTE CORP                           Common         362320103             687       9,100    Sole                 9,100
GULF CANADA RESOURCES INC.         Common         40218L305          39,805   9,506,827    Sole             9,506,827
H & R BLOCK                        Common         093671105             200       4,000  Defined                              4,000
H. J. HEINZ                        Common         423074103           1,328      26,486    Sole                26,486
HANSON PLC                         Spn ADR        411352404              59       1,325    Sole                 1,325
HARCOURT GENERAL                   Common         41163G101               4          86    Sole                    86
HARTFORD FINL SVCS GROUP INC       Common         416515104             175       3,000    Sole                 3,000
HEWLETT-PACKARD                    Common         428236103          13,624     135,564    Sole               135,564
HSB GROUP INC.                     Common         40428N109          30,676     744,800    Sole               744,800
IMPERIAL CHEMICAL                  Spn ADR        452704505              40       1,000    Sole                 1,000
IMS HEALTH INC.                    Common         449934108          15,340     490,866    Sole               490,866
INFOSYS TECHNOLOGIES               ADR            456788108             151       2,600  Defined                2,600
INSURANCE SERVICES OFFICE INC      Common         45806@109           8,938     223,447    Sole               223,447
INTEL CORP                         Common         458140100             321       5,400    Sole                 5,400
INTERNATIONAL BUSINESS MACHS       Common         459200101             543       4,200    Sole                 4,200
INTERPUBLIC GROUP COS INC          Common         460690100             273       3,150    Sole                 3,150
JDN RLTY CORP                      Common         465917102             168       7,500    Sole                 7,500
JOHNSON & JOHNSON                  Common         478160104          87,704     894,940    Sole               894,940
KEANE INC.                         Common         486665102             136       6,000    Sole                 6,000
KIMBERLY CLARK CORP                Common         494368103             251       4,400    Sole                 4,400
KIMBERLY CLARK MEX                 Spn ADR        494386204              96       5,000  Defined                5,000
KOREA ELECTRIC POWER CORP          Spn ADR        500631106           8,739     426,300  Defined              426,300
KOREA TELECOM CORP                 Spn ADR        50063P103          19,871     496,764  Defined              451,364        45,400
LIBERTY ALL-STAR EQUITY FUND       Common         530158104          99,880   7,263,996    Sole             7,263,996
LIBERTY ALL-STAR GROWTH FUND       Common         529900102           2,756     249,100    Sole               249,100
LIFEPOINT HOSPITALS                Common         53219L109               1          68    Sole                    68
LILLY ELI & CO                     Common         532457108             229       3,200    Sole                 3,200
LILLY ELI & CO                     Common         532457108             287       4,000  Defined                              4,000
LOCKHEED MARTIN CORP.              Common         539830109              28         750    Sole                   750
LOEWS CORP.                        Common         540424108             138       1,750    Sole                 1,750
MARRIOTT INTL INC                  Class A        571903202           1,547      41,380    Sole                41,380
MARSH & MCLENNAN COS INC           Common         571748102              91       1,200    Sole                 1,200
MASCO CORP                         Common         574599106             173       6,000    Sole                 6,000
MATAV R T                          Spn ADR        559776109             198       7,200  Defined                7,200
MAYTAG CORP                        Common         578592107             188       2,700    Sole                 2,700
MBIA, INC.                         Common         55262C100             308       4,750    Sole                 4,750
MCDONALDS                          Common         580135101          94,131   2,288,884    Sole             2,288,884
MCI WORLDCOM INC                   Common         55268B106             301       3,500    Sole                 3,500
MEDIAONE GROUP INC                 Common         58440J104             263       3,542    Sole                 3,542
MEDTRONIC INC                      Common         585055106             312       4,000    Sole                 4,000
MELLON BK CORP                     Common         585509102             356       9,800    Sole                 9,800
MERCANTILE BANKSHARES CORP.        Common         587405101             212       6,000    Sole                 6,000
MERCK & CO INC                     Common         589331107          46,694     634,218    Sole               634,218
MERRILL LYNCH & CO INC             Common         590188108             238       3,000    Sole                 3,000
MGIC INV CORP WIS                  Common         552848103              44         900    Sole                   900
MICROSOFT CORP.                    Common         594918104             541       6,000    Sole                 6,000
MOBIL CORP                         Common         607059102             662       6,700    Sole                 6,700
MORGAN (JP) & CO                   Common         616880100           4,501      32,037    Sole                32,037
MORGAN STANLEY, DEAN WITTER        Common         617446448              62         600    Sole                   600
MOTOROLA INC                       Common         620076109             417       4,401    Sole                 4,401
MYLAN LABS INC                     Common         628530107              27       1,000    Sole                 1,000
NABISCO HOLDING CORP               Common         629526104              86       2,000  Defined                              2,000
NATIONAL CITY CORP.                Common         635405103              39         600    Sole                   600
NATIONWIDE FINL SVCS INC           Common         638612101             145       3,200    Sole                 3,200
NEWELL CO                          Common         651192106             186       4,000    Sole                 4,000
NEWS CORP LTD                      Common         652487703              53       1,500    Sole                 1,500
NICE SYSTEMS LTD                   Spn ADR        653656108              80       2,900  Defined                2,900
NICOR INC                          Common         654086107             240       6,300    Sole                 6,300
NIELSEN MEDIA RES INC              Common         653929307           2,393      81,811    Sole                81,811
NOKIA CORP                         ADR            654902204             220       2,400    Sole                 2,400
NORFOLK SOUTHERN CORP              Spn ADR        655844108              48       1,600    Sole                 1,600
NORSK HYDRO A S                    Spn ADR        656531605              42       1,100    Sole                 1,100
NORTHERN TR CORP                   Common         665859104             146       1,500    Sole                 1,500
NUCOR CORP                         Common         670346105              38         800    Sole                   800
OLD REP INTL CORP                  Common         680223104              41       2,350    Sole                 2,350
ORACLE SYS CORP                    Common         68389X105              78       2,100    Sole                 2,100
PACIFICORP                         Common         695114108              90       4,900    Sole                 4,900
PANAMERICAN BEVERAGES INC          Class A        P74823108             124       5,220  Defined                5,220
PAPA JOHNS INT'L INC.              Common         698813102             156       3,500    Sole                 3,500
PENTAIR INC                        Common         709631105             275       6,000    Sole                 6,000
PHILIPS ELEC CO                    Common         500472204             325       3,220    Sole                 3,220
PHILIPS MORRIS CO INC              Common         718154107             313       7,800    Sole                 7,800
PILOT NETWORK SVCS INC             Common         721596104             732      74,650    Sole                74,650
PITNEY BOWES INC                   Common         724479100             270       4,200    Sole                 4,200
PITTWAY CORP.                      Common         725790208             308       9,000    Sole                 9,000
PRECISION CASTPARTS CORP           Common         740189105              30         700    Sole                   700
R & B FALCON  CORP                 Common         74912E101              99      10,552    Sole                10,552
R. H. DONNELLEY CORP               Common         74955W307             960      49,087    Sole                49,087
RAYTHEON CO                        Class A        755111309             276       4,000    Sole                 4,000
RAYTHEON CO                        Class B        755111408              49         700    Sole                   700
RELIANT ENERGY INC                 Common         75952J108             171       6,200    Sole                 6,200
RELIASTAR FINL CORP                Common         75952U103             201       4,600    Sole                 4,600
REPSOL S A                         Spn ADR        76026T205              49       2,400    Sole                 2,400
REUTERS GROUP PLC                  Spn ADR        76132M102           1,035      12,762  Defined               12,762
REYNOLDS METALS CO                 Common         761763101             148       2,500    Sole                 2,500
ROYAL DUTCH PETE CO                NY Reg         780257804             187       3,100    Sole                 3,100
RUSSELL CORP                       Common         782352108              29       1,500    Sole                 1,500
SAFECO CORP                        Common         786429100              66       1,500    Sole                 1,500
SAFEWAY INC                        Common         786514208              99       2,000  Defined                              2,000
SANDY SPRING BANCORP               Common         800363103             711      25,604    Sole                25,604
SEARS ROEBUCK & CO                 Common         812387108             294       6,600    Sole                 6,600
SHAW INDS INC                      Common         820286102              47       2,700    Sole                 2,700
SHERWIN WILLIAMS CO                Common         824348106              44       1,600    Sole                 1,600
SMITHKLINE BEECHAM                 Spn ADR        832378301           1,973      29,868  Defined               29,868
SOUTHERN CO                        Common         842587107              40       1,500    Sole                 1,500
SOUTHTRUST CORP                    Common         844730101             144       3,750    Sole                 3,750
SOUTHWEST AIRLS  CO                Common         844741108             100       3,200    Sole                 3,200
SPRINT CORP                        Common         852061100             318       6,000    Sole                 6,000
STAFF LEASING INC                  Common         852381102           2,575     200,000    Sole               200,000
STMICROELECTRONICS NV              Common         861012102             470       6,781    Sole                 6,781
SUMMIT BANCORP                     Common         866005101             213       5,100    Sole                 5,100
SUN MICROSYSTEMS INC               Common         866810104             482       7,000    Sole                 7,000
SYBRON INT'L CORP - WISC           Common         87114F106             331      12,000    Sole                12,000
SYNNEX                             GDR            87161A208             243      10,758  Defined               10,758
TCS ENTERPRISES                    Common         872339106               3       5,000    Sole                 5,000
TELECENTRO SUL                     Spn ADR        879239101              72       1,300  Defined                1,300
TELE-COMMUNICATIONS INC GRP A      Common         87924V507             161       3,000    Sole                 3,000
TELEFONICA DE ARGENTINA            Spn ADR        879378206             213       6,800  Defined                6,800
TELEFONOS DE MEXICO                Spn ADR        879403780              32         400  Defined                  400
TELEFONOS DE MEXICO S A          Spn ADR rep ord  879403780              57         700    Sole                   700
TELESP                             Part Spn ADR   87952K100              62       2,700  Defined                2,700
TELESUDESTE CELLULAR               Part ADR       879252104             171       6,200  Defined                6,200
TENET HEALTHCARE CORP.             Common         88033G100             108       5,800    Sole                 5,800
TEXACO INC                         Common         881694103             125       2,000    Sole                 2,000
TJX COS INC                        Common         872540109             167       5,000    Sole                 5,000
TORCHMARK CORP                     Common         891027104              41       1,200    Sole                 1,200
TOSCO CORP                         Common         891490302             215       8,300    Sole                 8,300
TRIAD HOSPITAL                     Common         89579K109               1          68    Sole                    68
TYSON FOODS INC CL A               Common         902494103              47       2,100    Sole                 2,100
U S FOOD SERVICE                   Common         90331R101             213       5,000    Sole                 5,000
UNICOM CORP.                       Common         904911104             177       4,600    Sole                 4,600
UNIFI INC                          Common         904677101              47       2,200    Sole                 2,200
USX - U S STL                      Common         90337T101             167       6,200    Sole                 6,200
V F CORP                           Common         918204108             209       4,900    Sole                 4,900
VINA CONCHA Y TORO S A             Spn ADR        927191106              94       2,600  Defined                2,600
WADDELL & REED FINL INC            Class A        930059100               2          68    Sole                    68
WADDELL & REED FINL INC            Class B        930059209               8         293    Sole                   293
WASHINGTON MUTUAL INC              Common         939322103              98       2,760    Sole                 2,760
WHIRLPOOL CORP                     Common         963320106              44         600    Sole                   600
WILLIAMS CO INC                    Common         969457100             715      16,800    Sole                16,800
XEROX CORP                         Common         984121103             257       4,350    Sole                 4,350
YAGEO CORP                         Common         984326108              12       2,550  Defined                2,550
YORK INTERNATIONAL CORP.           Common         986670107              39         900    Sole                   900
YPF SOCIEDAD ANONIMA             Spn ADR Cl D     984245100              65       1,700    Sole                 1,700